Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	May 21, 2013
Prospectus Date	May 1, 2013

MANNING & NAPIER FUND, INC.

Supplement dated May 21, 2013 to the prospectus dated May 1, 2013 for the following

Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	21.1%
High Yield Bond Series	5.9%
Real Estate Series	10.2%

2.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	30.6%
Dividend Focus Series	46.8%
High Yield Bond Series	7.7%
Real Estate Series	14.9%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated May 21, 2013 to the prospectus dated May 1, 2013 for the following

Series:

Strategic Income Conservative Series – Class S and I

Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	21.1%
High Yield Bond Series	5.9%
Real Estate Series	10.2%

2.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	30.6%
Dividend Focus Series	46.8%
High Yield Bond Series	7.7%
Real Estate Series	14.9%

Strategic Income Conservative Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated May 21, 2013 to the prospectus dated May 1, 2013 for the following

Series:

Strategic Income Conservative Series – Class S and I
Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Conservative Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	62.8%
Dividend Focus Series	21.1%
High Yield Bond Series	5.9%
Real Estate Series	10.2%

Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated May 21, 2013 to the prospectus dated May 1, 2013 for the following

Series:

Strategic Income Conservative Series – Class S and I
Strategic Income Moderate Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

2.	The second paragraph in the “Principal Investment Strategies” section of the summary section for the Strategic Income Moderate Series is hereby deleted and replaced by the following:

As of March 31, 2013, the Series’ portfolio was allocated among the underlying funds as follows:

Core Bond Series	30.6%
Dividend Focus Series	46.8%
High Yield Bond Series	7.7%
Real Estate Series	14.9%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 21, 2013